EXPLORATION AND EVALUATION ASSETS (Details Narrative) $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) a integer $ / shares shares	Dec. 31, 2012 CAD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Durango, Mexico [Member]
Statement [Line Items]
Exploration expenditures properties	$ 10,051		$ 9,826	$ 9,692
Number of mineral claims on lease | integer	4
Number of mineral claims owned by Avino Mexico | integer	42
Durango, Mexico [Member] | 24 Concessions [Member] | Avino Mine Area Property [Member]
Statement [Line Items]
Area of exploitation concessions | a	1,284.7
Number of exploitation concessions | integer	24
Durango, Mexico [Member] | 4 Concessions [Member] | Avino Mine Area Property [Member]
Statement [Line Items]
Area of exploitation concessions | a	154.4
Number of exploitation concessions | integer	4
Durango, Mexico [Member] | 1 Concessions [Member] | Avino Mine Area Property [Member]
Statement [Line Items]
Area of exploitation concessions | a	98.83
Number of exploitation concessions | integer	1
Durango, Mexico [Member] | Santiago Papasquiaro property [Member]
Statement [Line Items]
Area of exploitation concessions | a	2,552.6
Number of exploitation concessions | integer	4
Durango, Mexico [Member] | Santiago Papasquiaro property [Member] | Concessions One [Member]
Statement [Line Items]
Area of exploitation concessions | a	602.9
Number of exploitation concessions | integer	1
Durango, Mexico [Member] | Gomez Palacio property [Member] | 9 Concessions [Member]
Statement [Line Items]
Area of exploitation concessions | a	2,549
Number of exploitation concessions | integer	9
Durango, Mexico [Member] | Unification La Platosa properties [Member]
Statement [Line Items]
Description for exploration period	The Company has obtained the exclusive right to explore and mine the property for an initial period of 15 years, with the option to extend the agreement for another 5 years
Exploration and Mining rights acquisition consideration transferred, shares issued | shares		135,189
Exploration and Mining rights acquisition consideration transferred shares issued, value		$ 250
Durango, Mexico [Member] | Unification La Platosa properties [Member] | Minerales [Member]
Statement [Line Items]
Description of royalty terms	The Company has agreed to pay to Minerales a royalty equal to 3.5% of net smelter returns (“NSR”). In addition, after the start of production, if the minimum monthly processing rate of the mine facilities is less than 15,000 tonnes, then the Company must pay to Minerales a minimum royalty equal to the applicable NSR royalty based on the processing at a monthly rate of 15,000 tonnes.
Description for exclusive right acquisition under agreement	Minerales has also granted to the Company the exclusive right to purchase a 100% interest in the property at any time during the term of the agreement (or any renewal thereof), upon payment of $8 million within 15 days of the Company’s notice of election to acquire the property. The purchase would be subject to a separate purchase agreement for the legal transfer of the property.
Yukon, Canada [Member] | Mayo Mining Division [Member] | Eagle property option agreement [Member]
Statement [Line Items]
Terms of agreement	The Company has a 100% interest in 14 quartz leases located in the Mayo Mining Division of Yukon, Canada, which collectively comprise the Eagle property.
British Columbia, Canada [Member] | Minto and Olympic-Kelvin properties [Member] | Lillooet Mining Division [Member]
Statement [Line Items]
Mineral claims property, description	The Company’s mineral claims in British Columbia encompass two additional properties, Minto and Olympic-Kelvin, each of which consists of 100% owned Crown-granted mineral claims located in the Lillooet Mining Division.
Silver Wolf Exploration Ltd. [Member]
Statement [Line Items]
Common stock shares issued value	$ 50,000
Exploration expenditures properties	$ 750,000
Terms of agreement	Under the Option Agreement, the parties intend that the first two year’s payments ($200,000 in cash or shares), and first $150,000 in exploration work will be firm commitments by Silver Wolf.
Silver Wolf Exploration Ltd. [Member] | Option Agreement [Member]
Statement [Line Items]
Common stock shares issued value	$ 600,000
Warrants acquire shares purchase | shares	300,000
Exercise price | $ / shares	$ 0.20
Ownership percentage	100.00%
Silver Wolf Exploration Ltd. [Member] | Third Anniversary [Member]
Statement [Line Items]
Common stock shares issued value	$ 200,000
Silver Wolf Exploration Ltd. [Member] | Fourth Anniversary [Member]
Statement [Line Items]
Common stock shares issued value	200,000
Exploration expenditures properties	600,000
Silver Wolf Exploration Ltd. [Member] | Second Anniversary [Member]
Statement [Line Items]
Common stock shares issued value	100,000
Exploration expenditures properties	100,000
Silver Wolf Exploration Ltd. [Member] | First Anniversary [Member]
Statement [Line Items]
Common stock shares issued value	50,000
Exploration expenditures properties	$ 50,000